Schedule of Investments PIMCO Municipal Income Fund III	September 30, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.1% ¤
MUNICIPAL BONDS & NOTES 177.3%
ALABAMA 11.5%
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	$19,000	$19,194
6.500% due 10/01/2053	7,500	8,046
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	1,111	964
5.250% due 05/01/2044	1,625	1,373

		29,577

ARIZONA 8.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 01/01/2031	675	471
4.500% due 01/01/2032	710	479
4.500% due 01/01/2049	750	443
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,200	1,161
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2055	1,200	1,006
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,800	3,360
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,495	2,140
5.000% due 07/01/2049	1,770	1,799
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007 5.000% due 12/01/2037	11,600	11,429

		22,288

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2022 5.450% due 09/01/2052	500	452

CALIFORNIA 5.5%
California Health Facilities Financing Authority Revenue Bonds, Series 2013 5.000% due 08/15/2052	2,015	2,048
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2049	2,000	1,642
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	3,000	3,163
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 0.000% due 06/01/2066 (c)	2,500	220
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	1,798
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	2,000	2,313
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	750	774
Northern California Energy Authority Revenue Bonds, Series 2018 4.000% due 07/01/2049	2,250	2,246

		14,204

COLORADO 4.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 01/01/2040	2,500	2,320
4.000% due 08/01/2049	2,000	1,604
Colorado International Center Metropolitan District No 7 General Obligation Bonds, Series 2021 0.000% due 12/01/2051 (d)	1,615	876
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,250	1,136
Denver, Colorado City & County Revenue Bonds, Series 2021 4.000% due 08/01/2043	1,500	1,361
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	1,250	1,157
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	1,250	1,153
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	570
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	550	448

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

Third Creek Metropolitan District No 1, Colorado General Obligation Bonds, Series 2022 4.750% due 12/01/2051	500	372

		10,997

CONNECTICUT 1.9%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2040	2,000	2,103
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2045	3,300	2,864

		4,967

DELAWARE 4.3%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 07/01/2037	11,120	9,378
7.120% due 07/01/2037	1,965	1,806

		11,184

DISTRICT OF COLUMBIA 1.8%
District of Columbia General Obligation Bonds, Series 2019 5.000% due 10/15/2044	650	683
District of Columbia Revenue Bonds, Series 2022 5.500% due 08/31/2036	1,800	1,838
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2019 5.000% due 10/01/2044	500	521
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,750	1,472

		4,514

FLORIDA 10.0%
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2010 7.109% due 10/01/2039 (f)	5,000	5,003
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2050	1,800	1,395
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2018 4.000% due 04/01/2053	4,000	3,280
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,000	895
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,190
North Miami Beach, Florida Water Revenue Bonds, Series 2020 5.000% due 08/01/2044	3,000	3,167
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,500	1,354
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	1,750	1,365
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,044
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,750	3,192
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	3,500	2,873

		25,758

GEORGIA 5.9%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035 ^(b)	1,750	927
Fayette County, Georgia Hospital Authority Revenue Bonds, Series 2016 5.000% due 07/01/2046 (e)	3,000	2,986
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	1,956
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	10,000	9,407

		15,276

ILLINOIS 20.2%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	4,000	3,730
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
5.000% due 01/01/2048	2,800	2,839
5.000% due 01/01/2053	1,000	1,011
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2055 (a)	2,330	2,292
Chicago Park District, Illinois General Obligation Bonds, Series 2020 4.000% due 01/01/2038	1,435	1,241
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2035	400	402
5.500% due 01/01/2042	1,000	1,002
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	7,200	7,245

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

5.500% due 01/01/2034	2,665	2,676
Chicago, Illinois General Obligation Bonds, Series 2017 6.000% due 01/01/2038	3,000	3,104
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2027	1,750	1,814
Illinois Finance Authority Revenue Bonds, Series 2017 5.000% due 02/15/2037 ^(b)	1,030	505
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2035	1,010	907
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	2,000	1,864
5.000% due 05/01/2041	1,500	1,450
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	1,150	1,170
5.000% due 11/01/2027	7,000	7,158
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	6,500	1,991
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR Insured), Series 2017 0.000% due 12/15/2056 (c)	2,685	431
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	799
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	453
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	3,900	4,178
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	3,500	3,698

		51,960

INDIANA 2.0%
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039	1,250	949
Indiana Finance Authority Revenue Bonds, Series 2022 5.000% due 01/01/2052	1,850	1,893
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	2,500	2,179

		5,021

IOWA 1.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 5.000% due 12/01/2050	2,755	2,399
Iowa Finance Authority Revenue Bonds, Series 2014 5.400% due 11/15/2046 ^	372	386

		2,785

KANSAS 0.7%
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	2,000	1,821

		1,821

LOUISIANA 4.9%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,100	2,879
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	4,000	3,544
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	4,000	3,966
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	644
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,350	1,443

		12,476

MAINE 0.6%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,500	1,520

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2020 4.000% due 07/01/2040	500	417

		417

MASSACHUSETTS 3.4%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	944
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2046	3,000	3,125

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2010 7.625% due 10/15/2037 ^(b)	275	102
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	1,000	974
Massachusetts Housing Finance Agency Revenue Bonds, Series 2003 5.125% due 06/01/2043	525	525
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	3,000	3,131

		8,801

MICHIGAN 4.5%
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2031 (e)	1,200	1,264
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	2,000	1,683
Michigan Finance Authority Revenue Bonds, Series 2020 0.000% due 06/01/2065 (c)	14,605	1,121
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 12/01/2046 (e)	2,425	2,426
Michigan Finance Authority Revenue Notes, Series 2021 5.000% due 06/01/2027 (e)	75	81
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	12,500	519
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2044	5,000	4,577

		11,671

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,750	1,525

MISSOURI 0.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 5.000% due 02/15/2035	500	515
Jennings, Missouri Revenue Bonds, Series 2006 5.000% due 11/01/2023	135	87

		602

NEVADA 2.0%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	4,545	4,065
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	11,000	1,036

		5,101

NEW JERSEY 10.7%
Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019 3.870% due 11/15/2035 (g)	3,256	2,996
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	5,000	4,961
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 6.500% due 04/01/2028	4,326	4,277
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,016
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	3,200	1,809
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2036	1,500	1,352
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	900	891
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,200	1,245
5.000% due 06/01/2046	7,000	6,452
5.250% due 06/01/2046	1,500	1,471

		27,470

NEW YORK 15.5%
Battery Park City Authority, New York Revenue Bonds, Series 2019 2.570% due 11/01/2038	2,600	2,600
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	2,120	1,869
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	5,500	4,666
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2021 5.000% due 01/01/2058	785	431
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.000% due 05/01/2041	1,110	1,032
New York City Water & Sewer System, New York Revenue Bonds, Series 2020 4.000% due 06/15/2050	4,000	3,559

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

New York City, New York Housing Development Corp. Revenue Bonds, Series 2006 2.200% due 10/15/2041	2,400	2,400
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	1,700	1,800
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	898
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,000	1,980
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047	500	444
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 02/15/2040	1,250	1,159
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	3,000	2,780
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (g)	1,500	1,302
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	500	435
New York State Thruway Authority Revenue Bonds, Series 2017 4.000% due 03/15/2047	2,000	1,780
New York State Thruway Authority Revenue Bonds, Series 2019
4.000% due 01/01/2041	5,500	4,973
4.000% due 01/01/2050	620	534
New York State Urban Development Corp. Revenue Bonds, Series 2021 4.000% due 03/15/2047 «	3,250	2,858
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 4.000% due 05/15/2057	2,750	2,322

		39,822

NORTH CAROLINA 0.8%
University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series 2016 4.000% due 02/01/2046	2,500	2,189

NORTH DAKOTA 0.2%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(b)	940	530

OHIO 8.2%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	888
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 0.000% due 06/01/2057 (c)	39,500	4,216
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	5,310	4,562
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	2,250	1,956
Ohio Air Quality Development Authority Dayton Power And Light Company Project Revenue Bonds , Series 2015 4.250% due 11/01/2040	2,000	1,946
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,030
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,313
Southern Ohio Port Authority Revenue Notes, Series 2020 6.500% due 12/01/2030	1,400	1,241

		21,152

OKLAHOMA 1.4%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	1,600	1,366
Oklahoma Development Finance Authority Revenue Bonds, Series 2021 8.000% due 12/01/2041	1,000	776
Oklahoma Water Resources Board Revenue Bonds, Series 2020 4.000% due 10/01/2049	1,500	1,365

		3,507

OREGON 0.3%
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2048 (c)	2,495	657

PENNSYLVANIA 5.6%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 11/01/2050	900	526
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 6.400% due 12/01/2038 ^(b)	1,350	1,040
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2021 9.000% due 04/01/2051	1,650	1,881
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 4.000% due 02/15/2041	1,825	1,627
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,350	1,365

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2013 5.000% due 12/01/2043	3,800	3,878
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	861
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2019 5.000% due 11/01/2054	3,100	3,185

		14,363

PUERTO RICO 7.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (c)	31,000	1,699
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	4,383	2,197
0.000% due 11/01/2051	4,350	1,770
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2035	1,577	1,352
5.750% due 07/01/2031	466	476
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (c)	148	136
5.625% due 07/01/2027	487	498
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2005 5.000% due 07/01/2030 ^(b)	1,425	289
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2007 5.000% due 07/01/2046 ^(b)	2,000	405
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	7,624	1,728
0.000% due 07/01/2051 (c)	13,350	2,190
4.750% due 07/01/2053	6,992	5,989

		18,729

SOUTH CAROLINA 2.6%
South Carolina Public Service Authority Revenue Obligations Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,000
5.500% due 12/01/2053	1,750	1,753

		6,753

TENNESSEE 0.9%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	745
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2019 4.000% due 07/01/2049	1,000	851
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2019 5.750% due 10/01/2059	750	635

		2,231

TEXAS 15.1%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045	650	497
12.000% due 12/01/2045	1,100	958
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,585	1,645
Bexar County Texas Hospital District, General Obligation Bonds, Series 2018 4.000% due 02/15/2043	2,500	2,253
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	1,250	1,114
Central Texas Turnpike System Revenue Bonds, Series 2015
0.000% due 08/15/2036 (c)	1,250	621
0.000% due 08/15/2037 (c)	4,000	1,865
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,017
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2038	1,750	1,835
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	4,500	4,580
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2018 5.000% due 10/01/2048 (e)	4,000	4,124
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,333
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	284
4.000% due 08/15/2035 (e)	800	752
4.000% due 08/15/2036 (e)	600	560
4.000% due 08/15/2037 (e)	900	834
4.000% due 08/15/2040 (e)	900	816
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.500% due 01/01/2057	2,400	1,830
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,347
5.000% due 01/01/2048	1,250	1,250
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	504

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2026	150	155
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	6,345	6,594
University of North Texas System Revenue Bonds, Series 2018 4.000% due 04/15/2050	2,200	1,943

		38,711

U.S. VIRGIN ISLANDS 1.0%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	2,635	2,645

VIRGINIA 3.9%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2013 6.000% due 06/01/2043	577	586
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	4,000	3,713
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
0.000% due 07/01/2061 (c)	25,000	1,162
5.000% due 07/01/2034	1,500	1,393
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,800	3,232

		10,086

WASHINGTON 2.4%
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.000% due 01/01/2046	4,000	3,542
Snohomish County, Washington Housing Authority Revenue Bonds, Series 2019 4.000% due 04/01/2044	1,000	860
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 4.000% due 07/01/2058	1,345	994
Washington State Housing Finance Commission Revenue Bonds, Series 2018 5.000% due 07/01/2038	825	672

		6,068

WEST VIRGINIA 0.4%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,002

WISCONSIN 6.5%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,586
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018 6.375% due 01/01/2048	2,500	1,537
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	394
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,260	934
4.000% due 07/01/2056	650	490
University of Wisconsin Hospitals & Clinics Authority Revenue Bonds, Series 2013 5.000% due 04/01/2038	3,500	3,532
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (c)	9,410	2,001
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,367
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	2,000	1,792
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	2,000	2,042

		16,675

Total Municipal Bonds & Notes (Cost $494,389)		455,507

SHORT-TERM INSTRUMENTS 7.8%
REPURCHASE AGREEMENTS (h) 7.8%		20,019

Total Short-Term Instruments (Cost $20,019)		20,019

Total Investments in Securities (Cost $514,408)		475,526

Total Investments 185.1% (Cost $514,408)		$475,526
Auction Rate Preferred Shares (60.2)%		(154,700)
Remarketable Variable Rate MuniFund TermPreferred Shares (13.3)%		(34,255)
Other Assets and Liabilities, net (11.6)%		(29,696)

Net Assets Applicable to Common Shareholders 100.0%		$256,875

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

(f)

Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on September 30, 2022.

(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders

Federal Home Loan Mortgage Corp. Enhanced Receipt, New Jersey Revenue Bonds, Series 2019	3.870%	11/15/2035	10/26/2020	$3,734	$2,996	1.16%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	11/18/2021	1,698	1,302	0.51

$5,432	$4,298	1.67%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	1.150%	09/30/2022	10/03/2022	$20,019	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2023	$(20,419)	$20,019	$20,020

Total Repurchase Agreements	$(20,419)	$20,019	$20,020

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2022

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$29,577	$0	$29,577
Arizona	0	22,288	0	22,288
Arkansas	0	452	0	452
California	0	14,204	0	14,204
Colorado	0	10,997	0	10,997
Connecticut	0	4,967	0	4,967
Delaware	0	11,184	0	11,184
District of Columbia	0	4,514	0	4,514
Florida	0	25,758	0	25,758
Georgia	0	15,276	0	15,276
Illinois	0	51,960	0	51,960
Indiana	0	5,021	0	5,021
Iowa	0	2,785	0	2,785
Kansas	0	1,821	0	1,821
Louisiana	0	12,476	0	12,476
Maine	0	1,520	0	1,520
Maryland	0	417	0	417
Massachusetts	0	8,801	0	8,801
Michigan	0	11,671	0	11,671
Minnesota	0	1,525	0	1,525
Missouri	0	602	0	602

Schedule of Investments PIMCO Municipal Income Fund III (Cont.)	September 30, 2022 (Unaudited)

Nevada	0	5,101	0	5,101
New Jersey	0	27,470	0	27,470
New York	0	36,964	2,858	39,822
North Carolina	0	2,189	0	2,189
North Dakota	0	530	0	530
Ohio	0	21,152	0	21,152
Oklahoma	0	3,507	0	3,507
Oregon	0	657	0	657
Pennsylvania	0	14,363	0	14,363
Puerto Rico	0	18,729	0	18,729
South Carolina	0	6,753	0	6,753
Tennessee	0	2,231	0	2,231
Texas	0	38,711	0	38,711
U.S. Virgin Islands	0	2,645	0	2,645
Virginia	0	10,086	0	10,086
Washington	0	6,068	0	6,068
West Virginia	0	1,002	0	1,002
Wisconsin	0	16,675	0	16,675
Short-Term Instruments
Repurchase Agreements	0	20,019	0	20,019

Total Investments	$0	$472,668	$2,858	$475,526

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2022:
Category and Subcategory	Beginning Balance at 12/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2022 (1)

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$0	$12,960	$(10,181)	$0	$36	$43	$0	$0	$2,858	$43

Totals	$0	$12,960	$(10,181)	$0	$36	$43	$0	$0	$2,858	$43

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 09/30/2022	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Municipal Bonds & Notes
New York	$2,858	Proxy Pricing	Base Price	86.612	—

Total	$2,858

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for The Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing sources, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the PIMCO may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the PIMCO does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	NPFGC	National Public Finance Guarantee Corp.
CR	Custodial Receipts

Other Abbreviations:
TBA	To-Be-Announced